UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-490
Oppenheimer Equity Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2010

Item 1. Reports to Stockholders.
June 30, 2010 Management Oppenheimer Commentary Equity Fund, Inc. and Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	9.2%
Pharmaceuticals	6.8
Computers & Peripherals	5.1
Media	4.8
Insurance	3.7
Diversified Financial Services	3.6
Beverages	3.4
Commercial Banks	3.3
Chemicals	3.3
Biotechnology	3.3
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on net assets.

Top Ten Common Stock Holdings
Chevron Corp.	2.4%
JPMorgan Chase & Co.	2.3
Apple, Inc.	2.3
Wells Fargo & Co.	2.3
Oracle Corp.	2.1
Gilead Sciences, Inc.	1.9
MetLife, Inc.	1.8
Merck & Co., Inc.	1.7
Google, Inc., Cl. A	1.7
Molson Coors Brewing Co., Cl. B, Non-Vtg.	1.6
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on net assets. For more current Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
6  |  OPPENHEIMER EQUITY FUND, INC.

7  |  OPPENHEIMER EQUITY FUND, INC.

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or capital gains paid by the Fund or any capital gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 10/2/47. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
8  |  OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9  |  OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2010	June 30, 2010	June 30, 2010

Actual
Class A	$1,000.00	$899.10	$4.63
Class B	1,000.00	894.30	9.25
Class C	1,000.00	894.30	9.06
Class N	1,000.00	895.70	6.75
Class Y	1,000.00	900.30	3.78

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.93	4.92
Class B	1,000.00	1,015.08	9.84
Class C	1,000.00	1,015.27	9.64
Class N	1,000.00	1,017.70	7.18
Class Y	1,000.00	1,020.83	4.02
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2010 are as follows:

Class	Expense Ratios
Class A	0.98%
Class B	1.96
Class C	1.92
Class N	1.43
Class Y	0.80
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10  |  OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS June 30, 2010 / Unaudited

	Shares	Value

Common Stocks—97.5%
Consumer Discretionary—10.8%
Auto Components—0.6%
Lear Corp.[1]	134,740	$8,919,788
Hotels, Restaurants & Leisure—1.1%
Brinker International, Inc.	372,510	5,386,495
McDonald’s Corp.	169,690	11,177,480

		16,563,975

Household Durables—0.8%
Mohawk Industries, Inc.[1]	255,550	11,693,968
Internet & Catalog Retail—0.5%
Amazon.com, Inc.[1]	74,453	8,134,735
Media—4.8%
Cablevision Systems Corp. New York Group, Cl. A	393,860	9,456,579
Comcast Corp., Cl. A	740,250	12,858,143
McGraw-Hill Cos., Inc. (The)	190,430	5,358,700
News Corp., Inc., Cl. A	731,768	8,751,945
Time Warner Cable, Inc.	194,370	10,122,790
Viacom, Inc., Cl. B	536,220	16,821,221
Walt Disney Co. (The)	263,950	8,314,425

		71,683,803

Multiline Retail—0.2%
Target Corp.	76,550	3,763,964
Specialty Retail—0.9%
Bed Bath & Beyond, Inc.[1]	201,510	7,471,991
TJX Cos., Inc. (The)	132,400	5,554,180

		13,026,171

Textiles, Apparel & Luxury Goods—1.9%
Coach, Inc.	327,855	11,983,100
Nike, Inc., Cl. B	137,070	9,259,079
Polo Ralph Lauren Corp., Cl. A	91,700	6,690,432

		27,932,611

Consumer Staples—8.9%
Beverages—3.4%
Coca-Cola Co. (The)	110,790	5,552,795
Molson Coors Brewing Co., Cl. B, Non-Vtg.	568,966	24,101,400
PepsiCo, Inc.	341,370	20,806,502

		50,460,697

Food & Staples Retailing—2.6%
Wal-Mart Stores, Inc.	335,100	16,108,257
Walgreen Co.	874,605	23,351,954

		39,460,211

Food Products—1.6%
DANONE SA	14,560	777,534
General Mills, Inc.	110,580	3,927,802
Nestle SA	226,589	10,932,913
Unilever NV CVA	310,000	8,452,262

		24,090,511

Household Products—0.9%
Colgate-Palmolive Co.	163,430	12,871,747
Tobacco—0.4%
Philip Morris International, Inc.	130,480	5,981,203
Energy—11.2%
Energy Equipment & Services—2.0%
Cameron International Corp.[1]	116,940	3,802,889
Halliburton Co.	628,320	15,425,256
Schlumberger Ltd.	184,110	10,188,647

		29,416,792

Oil, Gas & Consumable Fuels—9.2%
Apache Corp.	284,101	23,918,463
Chevron Corp.	520,728	35,336,602
ConocoPhillips	31,410	1,541,917
CONSOL Energy, Inc.	414,910	14,007,362
EOG Resources, Inc.	58,900	5,793,993
Exxon Mobil Corp.	119,120	6,798,178
Marathon Oil Corp.	539,140	16,761,863
Occidental Petroleum Corp.	216,790	16,725,349
Range Resources Corp.	75,810	3,043,772
11  |  OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Royal Dutch Shell plc, ADR	69,300	$3,480,246
Southwestern Energy Co.[1]	124,110	4,795,610
Ultra Petroleum Corp.[1]	147,630	6,532,628

		138,735,983

Financials—14.4%
Capital Markets—3.3%
Charles Schwab Corp. (The)	371,420	5,266,736
Credit Suisse Group AG	183,499	6,896,582
E*TRADE Financial Corp.[1]	880,057	10,402,274
Goldman Sachs Group, Inc. (The)	73,720	9,677,224
State Street Corp.	435,650	14,733,683
T. Rowe Price Group, Inc.	49,510	2,197,749

		49,174,248

Commercial Banks—3.3%
CIT Group, Inc.[1]	111,590	3,778,437
PNC Financial Services Group, Inc.	218,260	12,331,690
Wells Fargo & Co.	1,339,790	34,298,624

		50,408,751

Diversified Financial Services—3.6%
BM&F BOVESPA SA	1,016,870	6,591,346
CME Group, Inc.	19,060	5,366,343
IntercontinentalExchange, Inc.[1]	55,740	6,300,292
JPMorgan Chase & Co.	961,980	35,218,088
MSCI, Inc., Cl. A1	42,380	1,161,212

		54,637,281

Insurance—3.7%
ACE Ltd.	331,780	17,080,034
CNO Financial Group, Inc.[1]	228,830	1,132,709
Genworth Financial, Inc., Cl. A1	798,490	10,436,264
MetLife, Inc.	714,530	26,980,653

		55,629,660

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	62,030	4,071,649
Thrifts & Mortgage Finance—0.2%
MGIC Investment Corp.[1]	434,800	2,995,772
Health Care—15.3%
Biotechnology—3.3%
Amgen, Inc.[1]	198,970	10,465,822
Celgene Corp.[1]	196,149	9,968,292
Gilead Sciences, Inc.[1]	850,540	29,156,511

		49,590,625

Health Care Equipment & Supplies—1.8%
Baxter International, Inc.	207,870	8,447,837
Covidien plc	38,730	1,556,171
Dentsply International, Inc.	181,880	5,440,031
St. Jude Medical, Inc.[1]	121,360	4,379,882
Stryker Corp.	145,020	7,259,701

		27,083,622

Health Care Providers & Services—2.6%
Aetna, Inc.	329,969	8,704,582
Express Scripts, Inc.[1]	345,920	16,265,158
Medco Health Solutions, Inc.[1]	129,070	7,109,176
Schein (Henry), Inc.[1]	123,100	6,758,190

		38,837,106

Life Sciences Tools & Services—0.8%
Mettler-Toledo International, Inc.[1]	7,050	786,992
Thermo Fisher Scientific, Inc.[1]	243,900	11,963,295

		12,750,287

Pharmaceuticals—6.8%
Allergan, Inc.	221,210	12,887,695
Biovail Corp.	573,179	11,027,964
12  |  OPPENHEIMER EQUITY FUND, INC.

	Shares	Value

Pharmaceuticals Continued
Bristol-Myers Squibb Co.	61,900	$1,543,786
Merck & Co., Inc.	714,380	24,981,869
Novo Nordisk AS, Cl. B	76,300	6,154,791
Pfizer, Inc.	1,682,681	23,995,031
Roche Holding AG	63,228	8,682,697
Shire plc	263,598	5,357,937
Teva Pharmaceutical Industries Ltd., Sponsored ADR	140,980	7,329,550

		101,961,320

Industrials—10.2%
Aerospace & Defense—1.9%
AerCap Holdings NV1	314,861	3,268,257
General Dynamics Corp.	73,910	4,328,170
Goodrich Corp.	87,310	5,784,288
Lockheed Martin Corp.	113,050	8,422,225
United Technologies Corp.	110,410	7,166,713

		28,969,653

Electrical Equipment—2.1%
ABB Ltd.	588,956	10,234,311
Emerson Electric Co.	55,390	2,419,989
First Solar, Inc.[1]	70,680	8,045,504
General Cable Corp.[1]	389,900	10,390,835

		31,090,639

Industrial Conglomerates—1.5%
Tyco International Ltd.	633,934	22,333,495
Machinery—2.8%
Danaher Corp.	20,830	773,210
Ingersoll-Rand plc	233,250	8,044,793
Joy Global, Inc.	162,170	8,123,095
Navistar International Corp.[1]	406,647	20,007,032
Parker-Hannifin Corp.	101,480	5,628,081

		42,576,211

Road & Rail—1.6%
CSX Corp.	162,290	8,054,453
Norfolk Southern Corp.	149,130	7,911,347
Union Pacific Corp.	112,710	7,834,472

		23,800,272

Trading Companies & Distributors—0.3%
Aircastle Ltd.	505,747	3,970,114
Information Technology—18.1%
Communications Equipment—3.0%
Cisco Systems, Inc.[1]	321,300	6,846,903
Harris Corp.	153,200	6,380,780
Juniper Networks, Inc.[1]	277,830	6,340,081
Motorola, Inc.[1]	717,550	4,678,426
QUALCOMM, Inc.	629,920	20,686,573

		44,932,763

Computers & Peripherals—5.1%
Apple, Inc.[1]	137,260	34,525,008
Dell, Inc.[1]	913,750	11,019,825
Hewlett-Packard Co.	521,590	22,574,415
NetApp, Inc.[1]	247,032	9,216,764

		77,336,012

Electronic Equipment & Instruments—0.4%
Corning, Inc.	421,240	6,803,026
Internet Software & Services—2.4%
Akamai Technologies, Inc.[1]	37,900	1,537,603
eBay, Inc.[1]	478,310	9,379,659
Google, Inc., Cl. A1	56,110	24,966,145

		35,883,407

IT Services—2.4%
Cognizant Technology Solutions Corp.[1]	73,800	3,694,428
International Business Machines Corp.	12,510	1,544,735
MasterCard, Inc., Cl. A	50,790	10,134,129
Visa, Inc., Cl. A	214,070	15,145,453
Western Union Co.	329,000	4,905,390

		35,424,135

Office Electronics—0.4%
Xerox Corp.	847,380	6,812,935
13  |  OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Semiconductors & Semiconductor
Equipment—1.2%
Broadcom Corp., Cl. A	379,114	$12,499,389
NVIDIA Corp.[1]	502,370	5,129,198

		17,628,587

Software—3.2%
Adobe Systems, Inc.[1]	430,894	11,388,528
Oracle Corp.	1,437,210	30,842,527
Vmware, Inc., Cl. A1	84,350	5,279,467

		47,510,522

Materials—3.5%
Chemicals—3.3%
Celanese Corp., Series A	658,004	16,390,880
Ecolab, Inc.	44,900	2,016,459
Monsanto Co.	93,455	4,319,490
Potash Corp. of Saskatchewan, Inc.	193,280	16,668,467
Praxair, Inc.	144,300	10,965,357

		50,360,653

Metals & Mining—0.2%
Barrick Gold Corp.	12,390	562,630
Xstrata plc	161,910	2,121,237

		2,683,867

Telecommunication Services—2.7%
Diversified Telecommunication Services—1.5%
AT&T, Inc.	930,958	22,519,874
Wireless Telecommunication Services—1.2%
Crown Castle International Corp.[1]	267,300	9,959,598
NII Holdings, Inc.[1]	244,970	7,966,424

		17,926,022

Utilities—2.4%
Electric Utilities—1.9%
Edison International, Inc.	466,050	14,783,106
Entergy Corp.	103,600	7,419,832
Exelon Corp.	171,961	6,529,359

		28,732,297

Multi-Utilities—0.5%
PG&E Corp.	191,319	7,863,204

Total Common Stocks (Cost $1,355,413,160)		1,465,034,168

Investment Company—1.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.28% [2,3] (Cost $25,859,442)	25,859,442	25,859,442

Total Investments, at Value (Cost $1,381,272,602)	99.2%	1,490,893,610
Other Assets
Net of Liabilities	0.8	11,464,791

Net Assets	100.0%	$1,502,358,401

Footnotes to Statement of Investments
1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2009	Additions	Reductions	June 30, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	18,866,743	323,966,846	316,974,147	25,859,442

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$25,859,442	$29,282
3.	Rate shown is the 7-day yield as of June 30, 2010.
14  |  OPPENHEIMER EQUITY FUND, INC.

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$161,719,015	$—	$—	$161,719,015
Consumer Staples	112,701,660	20,162,709	—	132,864,369
Energy	168,152,775	—	—	168,152,775
Financials	210,020,779	6,896,582	—	216,917,361
Health Care	210,027,535	20,195,425	—	230,222,960
Industrials	142,506,073	10,234,311	—	152,740,384
Information Technology	272,331,387	—	—	272,331,387
Materials	50,923,283	2,121,237	—	53,044,520
Telecommunication Services	40,445,896	—	—	40,445,896
Utilities	36,595,501	—	—	36,595,501
Investment Company	25,859,442	—	—	25,859,442

Total Investments, at Value	1,431,283,346	59,610,264	—	1,490,893,610
Other Financial Instruments:
Foreign currency exchange contracts	—	2,777	—	2,777

Total Assets	$1,431,283,346	$59,613,041	$—	$1,490,896,387

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	—	(3,708)	—	(3,708)

Total Liabilities	$—	$(3,708)	$—	$(3,708)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
15  |  OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out of	Transfers into	Transfers out of
	Level 1*	Level 1**	Level 2**	Level 2*

Assets Table
Investments, at Value:
Common Stocks
Consumer Staples	$—	$(19,849,147)	$19,849,147	$—
Financials	7,067,096	—	—	(7,067,096)
Health Care	—	(19,658,532)	19,658,532	—

Total Assets	$7,067,096	$(39,507,679)	$39,507,679	$(7,067,096)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

**	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Foreign Currency Exchange Contracts as of June 30, 2010 are as follows:

Counterparty/		Contract	Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	Amount (000’s)	Date	Value	Appreciation	Depreciation

RBS Greenwich Capital:
Swiss Franc (CHF)	Buy	1,140 CHF	7/2/10	$1,057,751	$2,777	$—
Swiss Franc (CHF)	Sell	1,523 CHF	7/2/10	1,412,536	—	3,708

Total unrealized appreciation and depreciation					$2,777	$3,708

See accompanying Notes to Financial Statements.
16  |  OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,355,413,160)	$1,465,034,168
Affiliated companies (cost $25,859,442)	25,859,442

1,490,893,610
Cash	694,420
Cash—foreign currencies (cost $46,097)	46,097
Unrealized appreciation on foreign currency exchange contracts	2,777
Receivables and other assets:
Investments sold	74,340,436
Dividends	2,125,327
Shares of capital stock sold	236,932
Other	103,519

Total assets	1,568,443,118

Liabilities
Unrealized depreciation on foreign currency exchange contracts	3,708
Payables and other liabilities:
Investments purchased	60,922,747
Shares of capital stock redeemed	3,735,962
Distribution and service plan fees	946,465
Transfer and shareholder servicing agent fees	290,848
Shareholder communications	119,530
Directors’ compensation	36,892
Other	28,565

Total liabilities	66,084,717

Net Assets	$1,502,358,401

Composition of Net Assets
Par value of shares of capital stock	$21,203,207
Additional paid-in capital	2,076,323,875
Accumulated net investment income	10,709,222
Accumulated net realized loss on investments and foreign currency transactions	(715,497,440)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	109,619,537

Net Assets	$1,502,358,401

17 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,320,639,277 and 185,318,524 shares of capital stock outstanding)	$7.13
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$7.56

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $44,802,521 and 6,789,564 shares of capital stock outstanding)	$6.60

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $54,392,340 and 8,237,179 shares of capital stock outstanding)	$6.60

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $32,941,522 and 4,729,823 shares of capital stock outstanding)	$6.96

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $49,582,741 and 6,956,977 shares of capital stock outstanding)	$7.13
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2010

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $249,473)	$11,551,167
Affiliated companies	29,282
Interest	147

Total investment income	11,580,596

Expenses
Management fees	4,659,769
Distribution and service plan fees:
Class A	1,644,791
Class B	260,669
Class C	307,857
Class N	92,861
Transfer and shareholder servicing agent fees:
Class A	1,385,295
Class B	138,231
Class C	106,777
Class N	77,469
Class Y	69,025
Shareholder communications:
Class A	98,389
Class B	12,989
Class C	6,854
Class N	3,295
Class Y	876
Directors’ compensation	33,352
Custodian fees and expenses	9,352
Other	98,427

Total expenses	9,006,278
Less waivers and reimbursements of expenses	(73,295)

Net expenses	8,932,983

Net Investment Income	2,647,613
19 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$52,808,869
Foreign currency transactions	(342,295)

Net realized gain	52,466,574
Net change in unrealized appreciation/depreciation on:
Investments	(221,300,964)
Translation of assets and liabilities denominated in foreign currencies	(4,267,556)

Net change in unrealized appreciation/depreciation	(225,568,520)

Net Decrease in Net Assets Resulting from Operations	$(170,454,333)

See accompanying Notes to Financial Statements.
20 | OPPENHEIMER EQUITY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2010	December 31,
	(Unaudited)	2009

Operations
Net investment income	$2,647,613	$9,482,955
Net realized gain (loss)	52,466,574	(127,938,809)
Net change in unrealized appreciation/depreciation	(225,568,520)	632,103,664

Net increase (decrease) in net assets resulting from operations	(170,454,333)	513,647,810

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(9,720,520)
Class B	—	—
Class C	—	—
Class N	—	(109,336)
Class Y	—	(446,017)

	—	(10,275,873)

Capital Stock Transactions
Net decrease in net assets resulting from capital stock transactions:
Class A	(90,930,335)	(205,253,283)
Class B	(7,177,925)	(18,046,742)
Class C	(3,415,665)	(10,503,840)
Class N	(1,032,106)	(7,195,374)
Class Y	(3,524,508)	(1,051,429)

	(106,080,539)	(242,050,668)

Net Assets
Total increase (decrease)	(276,534,872)	261,321,269
Beginning of period	1,778,893,273	1,517,572,004

End of period (including accumulated net investment income of $10,709,222 and $8,061,609, respectively)	$1,502,358,401	$1,778,893,273

See accompanying Notes to Financial Statements.
21 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2010			Year Ended December 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.93	$5.75	$10.33	$10.81	$10.51	$10.84

Income (loss) from investment operations:
Net investment income[1]	.01	.04	.06	.06	.04	.04
Net realized and unrealized gain (loss)	(.81)	2.19	(4.59)	1.12	1.05	.86

Total from investment operations	(.80)	2.23	(4.53)	1.18	1.09	.90

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.05)	(.02)	(.05)	(.03)	(.04)
Distributions from net realized gain	—	—	(.03)	(1.61)	(.76)	(1.19)

Total dividends and/or distributions to shareholders	—	(.05)	(.05)	(1.66)	(.79)	(1.23)

Net asset value, end of period	$7.13	$7.93	$5.75	$10.33	$10.81	$10.51

Total Return, at Net Asset Value[2]	(10.09)%	38.79%	(43.83)%	10.73%	10.34%	8.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,320,639	$1,560,867	$1,325,211	$2,699,449	$2,408,295	$2,297,161

Average net assets (in thousands)	$1,517,160	$1,384,195	$2,114,509	$2,631,437	$2,328,304	$2,238,135

Ratios to average net assets:[3]
Net investment income	0.38%	0.67%	0.67%	0.48%	0.34%	0.38%
Total expenses	0.98%[4]	1.03%[4]	0.94%[4]	0.86%[4]	0.88%[4]	0.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.98%	1.03%	0.94%	0.86%	0.88%	0.89%

Portfolio turnover rate	40%	79%	111%	132%	85%	75%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	0.98%
Year Ended December 31, 2009	1.03%
Year Ended December 31, 2008	0.94%
Year Ended December 31, 2007	0.86%
Year Ended December 31, 2006	0.88%
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER EQUITY FUND, INC.

	Six Months
	Ended
	June 30, 2010			Year Ended December 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.38	$5.36	$9.69	$10.28	$10.09	$10.51

Income (loss) from investment operations:
Net investment loss[1]	(.02)	(.01)	(.02)	(.04)	(.05)	(.05)
Net realized and unrealized gain (loss)	(.76)	2.03	(4.28)	1.06	1.00	.82

Total from investment operations	(.78)	2.02	(4.30)	1.02	.95	.77

Dividends and/or distributions to shareholders:

Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized gain	—	—	(.03)	(1.61)	(.76)	(1.19)

Total dividends and/or distributions to shareholders	—	—	(.03)	(1.61)	(.76)	(1.19)

Net asset value, end of period	$6.60	$7.38	$5.36	$9.69	$10.28	$10.09

Total Return, at Net Asset Value[2]	(10.57)%	37.69%	(44.38)%	9.70%	9.37%	7.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,802	$57,266	$58,190	$143,008	$160,314	$206,957

Average net assets (in thousands)	$52,794	$55,123	$100,715	$153,405	$180,523	$224,966

Ratios to average net assets:[3]
Net investment loss	(0.54)%	(0.23)%	(0.21)%	(0.39)%	(0.53)%	(0.52)%
Total expenses	2.13%[4]	2.32%[4]	1.84%[4]	1.73%[4]	1.77%[4]	1.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.96%	1.97%	1.82%	1.73%	1.77%	1.79%

Portfolio turnover rate	40%	79%	111%	132%	85%	75%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	2.13%
Year Ended December 31, 2009	2.32%
Year Ended December 31, 2008	1.84%
Year Ended December 31, 2007	1.73%
Year Ended December 31, 2006	1.77%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2010			Year Ended December 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.38	$5.37	$9.70	$10.28	$10.09	$10.51

Income (loss) from investment operations:
Net investment loss[1]	(.02)	(.01)	(.02)	(.05)	(.06)	(.05)
Net realized and unrealized gain (loss)	(.76)	2.02	(4.28)	1.08	1.01	.82

Total from investment operations	(.78)	2.01	(4.30)	1.03	.95	.77

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized gain	—	—	(.03)	(1.61)	(.76)	(1.19)

Total dividends and/or distributions to shareholders	—	—	(.03)	(1.61)	(.76)	(1.19)

Net asset value, end of period	$6.60	$7.38	$5.37	$9.70	$10.28	$10.09

Total Return, at Net Asset Value[2]	(10.57)%	37.43%	(44.33)%	9.82%	9.36%	7.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,392	$64,263	$56,415	$112,493	$82,674	$76,679

Average net assets (in thousands)	$62,350	$58,012	$90,137	$99,630	$78,978	$75,144

Ratios to average net assets:[3]
Net investment loss	(0.56)%	(0.23)%	(0.24)%	(0.41)%	(0.56)%	(0.52)%
Total expenses	1.92%[4]	2.02%[4]	1.88%[4]	1.75%[4]	1.78%[4]	1.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.92%	1.94%	1.85%	1.75%	1.78%	1.79%

Portfolio turnover rate	40%	79%	111%	132%	85%	75%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	1.92%
Year Ended December 31, 2009	2.02%
Year Ended December 31, 2008	1.88%
Year Ended December 31, 2007	1.75%
Year Ended December 31, 2006	1.78%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER EQUITY FUND, INC.

	Six Months
	Ended
	June 30, 2010			Year Ended December 31,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.77	$5.63	$10.13	$10.64	$10.38	$10.73

Income (loss) from investment operations:
Net investment income (loss)[1]	— [2]	.02	.02	.01	(.01)	— [2]
Net realized and unrealized gain (loss)	(.81)	2.14	(4.49)	1.11	1.03	.85

Total from investment operations	(.81)	2.16	(4.47)	1.12	1.02	.85

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.02)	—	(.02)	— [2]	(.01)
Distributions from net realized gain	—	—	(.03)	(1.61)	(.76)	(1.19)

Total dividends and/or distributions to shareholders	—	(.02)	(.03)	(1.63)	(.76)	(1.20)

Net asset value, end of period	$6.96	$7.77	$5.63	$10.13	$10.64	$10.38

Total Return, at Net Asset Value[3]	(10.43)%	38.41%	(44.13)%	10.34%	9.81%	7.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,942	$37,846	$33,852	$55,175	$31,348	$18,814

Average net assets (in thousands)	$37,741	$34,829	$49,633	$41,323	$24,317	$16,262

Ratios to average net assets:[4]
Net investment income (loss)	(0.07)%	0.30%	0.25%	0.06%	(0.12)%	(0.02)%
Total expenses	1.49%[5]	1.54%[5]	1.38%[5]	1.28%[5]	1.30%[5]	1.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.43%	1.42%	1.36%	1.28%	1.30%	1.29%

Portfolio turnover rate	40%	79%	111%	132%	85%	75%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	1.49%
Year Ended December 31, 2009	1.54%
Year Ended December 31, 2008	1.38%
Year Ended December 31, 2007	1.28%
Year Ended December 31, 2006	1.30%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2010			Year Ended December 31,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.92	$5.74	$10.33	$10.81	$10.51	$10.85

Income (loss) from investment operations:
Net investment income[1]	.02	.05	.07	.07	.05	.06
Net realized and unrealized gain (loss)	(.81)	2.19	(4.59)	1.13	1.06	.85

Total from investment operations	(.79)	2.24	(4.52)	1.20	1.11	.91

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.06)	(.04)	(.07)	(.05)	(.06)
Distributions from net realized gain	—	—	(.03)	(1.61)	(.76)	(1.19)

Total dividends and/or distributions to shareholders	—	(.06)	(.07)	(1.68)	(.81)	(1.25)

Net asset value, end of period	$7.13	$7.92	$5.74	$10.33	$10.81	$10.51

Total Return, at Net Asset Value[2]	(9.97)%	39.06%	(43.79)%	10.87%	10.50%	8.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,583	$58,651	$43,904	$85,365	$59,686	$58,922

Average net assets (in thousands)	$57,791	$48,784	$68,817	$65,220	$57,855	$54,643

Ratios to average net assets:[3]
Net investment income	0.52%	0.80%	0.82%	0.61%	0.48%	0.51%
Total expenses	0.80%[4]	0.90%[4]	0.80%[4]	0.72%[4]	0.73%[4]	0.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.88%	0.79%	0.72%	0.73%	0.75%

Portfolio turnover rate	40%	79%	111%	132%	85%	75%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	0.80%
Year Ended December 31, 2009	0.90%
Year Ended December 31, 2008	0.80%
Year Ended December 31, 2007	0.72%
Year Ended December 31, 2006	0.73%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Equity Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek a high total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is
27  |  OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
28  |  OPPENHEIMER EQUITY FUND, INC.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal
29  |  OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2009, the Fund had available for federal income tax purposes straddle losses of $3,256,724 and unused capital loss carryforwards as follows:

Expiring

2016	$321,893,472
2017	401,653,735

Total	$723,547,207

As of June 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $674,337,357 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2010, it is estimated that the Fund will utilize $52,466,574 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,428,359,472

Gross unrealized appreciation	$139,433,892
Gross unrealized depreciation	(76,899,754)

Net unrealized appreciation	$62,534,138

Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
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For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business,
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized 860 million shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	5,949,260	$47,006,351	14,447,170	$93,471,179
Dividends and/or distributions reinvested	—	—	1,160,406	9,039,548
Redeemed	(17,453,780)	(137,936,686)	(49,363,261)	(307,764,010)

Net decrease	(11,504,520)	$(90,930,335)	(33,755,685)	$(205,253,283)

Class B
Sold	522,949	$3,877,859	1,398,264	$8,398,547
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(1,494,108)	(11,055,784)	(4,485,771)	(26,445,289)

Net decrease	(971,159)	$(7,177,925)	(3,087,507)	$(18,046,742)

Class C
Sold	689,793	$5,097,229	1,553,838	$9,465,484
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(1,157,139)	(8,512,894)	(3,364,390)	(19,969,324)

Net decrease	(467,346)	$(3,415,665)	(1,810,552)	$(10,503,840)

Class N
Sold	481,437	$3,755,767	1,632,212	$10,271,025
Dividends and/or distributions reinvested	—	—	11,830	90,264
Redeemed	(623,810)	(4,787,873)	(2,782,413)	(17,556,663)

Net decrease	(142,373)	$(1,032,106)	(1,138,371)	$(7,195,374)

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	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class Y
Sold	758,678	$6,002,416	1,832,192	$12,410,190
Dividends and/or distributions reinvested	—	—	43,726	340,186
Redeemed	(1,203,099)	(9,526,924)	(2,119,342)	(13,801,805)

Net decrease	(444,421)	$(3,524,508)	(243,424)	$(1,051,429)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$674,798,193	$783,482,749
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.75%
Next $100 million	0.70
Next $100 million	0.65
Next $100 million	0.60
Next $100 million	0.55
Over $500 million	0.50
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2010, the Fund paid $1,773,888 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class C	$3,376,033
Class N	999,383
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

June 30, 2010	$117,161	$2,776	$52,781	$2,181	$303
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
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During the six months ended June 30, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$46,127
Class C	781
Class N	11,579
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2010, the Manager waived fees and/or reimbursed the Fund $14,808 for IMMF management fees.
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized
36  |  OPPENHEIMER EQUITY FUND, INC.

appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives

Investments from
Derivatives Not	unaffiliated companies
Accounted for as	(including premiums
Hedging Instruments	on options exercised)*

Equity contracts	$(149,939)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
Foreign Currency Exchange Contracts
The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counter-party defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
     As of June 30, 2010, there was no outstanding written option activity.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming
38  |  OPPENHEIMER EQUITY FUND, INC.

the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
40  |  OPPENHEIMER EQUITY FUND, INC.

OPPENHEIMER EQUITY FUND, INC.

Directors and Officers	William L. Armstrong, Chairman of the Board of Directors and Director
George C. Bowen, Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Sam Freedman, Director
Beverly L. Hamilton, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Julie Van Cleave, Vice President and Portfolio Manager
Mitch Williams, Vice President and Portfolio Manager
John Damian, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President and Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2010 OppenheimerFunds, Inc. All rights reserved.
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PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
46  |  OPPENHEIMER EQUITY FUND, INC.

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
47  |  OPPENHEIMER EQUITY FUND, INC.

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Equity Fund, Inc.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 08/09/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 08/09/2010

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date: 08/09/2010